Schedule of authorized shares (Details) (Parenthetical)	Mar. 31, 2026 $ / shares		Mar. 31, 2026 ₨ / shares	Mar. 31, 2024 ₨ / shares
IfrsStatementLineItems [Line Items]
Par value per share				₨ 142
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001	[1]	₨ 0.008
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	0.0001		0.008
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	0.0001	[1]	0.008
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001		₨ 0.008

[1]	For movement in class F shares to Ordinary shares, refer to note 6.